REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees of Victory Portfolios II In planning and performing our audit of the financial statements
of Victory US 500 Enhanced Volatility Wtd Index Fund,
Victory Market Neutral Income Fund, VictoryShares
US 500 Volatility Wtd ETF, VictoryShares US Small
Cap Volatility Wtd ETF, VictoryShares
International Volatility Wtd ETF, VictoryShares
US Large Cap High Div Volatility Wtd ETF,
VictoryShares US Small Cap High Div
Volatility Wtd ETF, VictoryShares International
High Div Volatility Wtd ETF, VictoryShares
Emerging Market High Div Volatility Wtd ETF,
VictoryShares Dividend Accelerator ETF,
VictoryShares US Multi-Factor Minimum
Volatility ETF, VictoryShares US 500 Enhanced
Volatility Wtd ETF, VictoryShares US EQ Income
Enhanced Volatility Wtd ETF, VictoryShares
US Discovery Enhanced Volatility Wtd ETF,
VictoryShares Developed Enhanced Volatility
Wtd ETF, VictoryShares Nasdaq Next 50 ETF,
VictoryShares Top Veteran Employers ETF,
VictoryShares Protect America ETF,
VictoryShares USAA Core Short-Term Bond ETF,
VictoryShares USAA Core Intermediate-Term
Bond ETF, VictoryShares USAA MSCI USA Value
Momentum ETF, VictoryShares USAA MSCI USA Small
Cap Value Momentum ETF, VictoryShares USAA MSCI
International Value Momentum ETF, and
VictoryShares USAA MSCI Emerging Markets
Value Momentum ETF (the "Funds"), each a
series of Victory Portfolios II, as of and
for the year or period ended June 30, 2021,
in accordance with the standards of the Public
Company Accounting Oversight Board
(United States) (PCAOB), we considered the
Funds' internal control over financial reporting,
including controls over safeguarding securities,
as a basis for designing our auditing procedures
for the purpose of expressing our opinion on the
financial statements and to comply with the
requirements of Form N-CEN, but not for the
purpose of expressing an opinion on the
effectiveness of the Funds' internal control
over financial reporting. Accordingly, we
express no such opinion.
The management of the Funds is responsible
for establishing and maintaining effective
internal control over financial reporting.
In fulfilling this responsibility, estimates
and judgments by management are required to
assess the expected benefits and related
costs of controls. A fund's internal
control over financial reporting is a process
designed to provide reasonable assurance
regarding the reliability of financial
reporting and the preparation of financial
statements for external purposes in accordance
with generally accepted accounting
principles (GAAP). A fund's internal control
over financial reporting includes those
policies and procedures that (1) pertain to
the maintenance of records that, in reasonable
detail, accurately and fairly reflect the
transactions and dispositions of the assets
of the fund; (2) provide reasonable assurance
that transactions are recorded as necessary to
permit preparation of financial statements in
accordance with GAAP, and that receipts and
expenditures of the fund are being made only
in accordance with authorizations of
management and trustees of the fund; and
(3) provide reasonable assurance regarding
prevention or timely detection of unauthorized
acquisition, use or disposition of a fund's
assets that could have a material effect on
the financial statements.
Because of its inherent limitations, internal
control over financial reporting may not
prevent or detect misstatements. Also,
projections of any evaluation of effectiveness
to future periods are subject to the risk that
controls may become inadequate because of changes
in conditions, or that the degree of compliance
with the policies or procedures may deteriorate.
A deficiency in internal control over financial
reporting exists when the design or operation
of a control does not allow management or
employees, in the normal course of performing
their assigned functions, to prevent or
detect misstatements on a timely basis.
A material weakness is a deficiency, or
combination of deficiencies, in internal control
over financial reporting, such that there is
a reasonable possibility that a material
misstatement of the Funds' annual or interim
financial statements will not be prevented
or detected on a timely basis.
Our consideration of the Funds' internal control
over financial reporting was for the limited
purpose described in the first paragraph and
would not necessarily disclose all deficiencies
in internal control that might be material
weaknesses under standards established
by the PCAOB. However, we noted no
deficiencies in the Funds' internal control
over financial reporting and its operation,
including controls over safeguarding securities,
that we consider to be a material weakness as
defined above as of June 30, 2021.
This report is intended solely for the
information and use of management and the Board
of Trustees of the Funds and the Securities
and Exchange Commission and is not intended
to be and should not be used by anyone other
than these specified parties.
/s/ COHEN & COMPANY, LTD.
Cleveland, Ohio
August 27, 2021